Share-based payments - Share-Based Payment Amounts Included in the Income Statements as Operating Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (18)	$ (29)	$ (61)	$ (63)
Employee savings plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(7)	(6)	(15)	(14)
Restricted share units (RSUs) and performance share units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(10)	(21)	(44)	(46)
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (1)	$ (2)	$ (2)	$ (3)